CERTAIN RISKS AND CONCENTRATION - Foreign Currency and Major Customers (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CERTAIN RISKS AND CONCENTRATION
Cash and cash equivalents, restricted cash, short-term investments, restricted short-term and long-term investments	¥ 29,115
Group Revenues | Foreign Currency Concentration Risk
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	61.73%
Accounts Receivables | Customer Concentration Risk - Largest Customer
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	10.00%	10.00%	10.00%
Accounts Receivables | Customer Concentration Risk - Largest Customer | Three customers
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	5.10%	4.60%	4.60%
Percentage held by financial institutions | Credit concentration | China
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	89.00%
Percentage held by financial institutions | Credit concentration | USA
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	5.00%
Percentage held by financial institutions | Credit concentration | MALAYSIA
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	4.00%
Percentage held by financial institutions | Credit concentration | Vietnam
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	1.00%
Percentage held by financial institutions | Credit concentration | AUSTRALIA
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	1.00%